SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 14: — SUBSEQUENT EVENTS

a.
On February 5, 2014, Celsus Therapeutics Plc (the “Company”) announced the closing of its public offering of 1,533,333 American Depository Shares (“ADSs”) on the NASDAQ Capital Market at a price of $6.00 per ADS. Each ADS represents 10 Ordinary Shares. The final number of ADSs includes the full exercise by the underwriter of its option to purchase 200,000 additional ADSs. Each ADS represents ten of the Company’s ordinary shares. The gross proceeds from this offering, including from the exercise of the over-allotment option, before underwriting discounts and commissions and other offering expenses of approximately $1,100, were approximately $9,200. Celsus’s ADSs are listed on the NASDAQ Capital Market under the trading symbol “CLTX” and began trading there on January 31, 2014. In connection with its listing on the NASDAQ Capital Market, the ADSs ceased trading on the OTCQB on January 30, 2014.

b.
On February 5, 2014, the Company granted 275,000 stock options to members of the board of directors at an exercise price of $0.75 per share. In addition, the Company granted 300,000 stock options, to employees at an exercise price of $0.75 per share. The options contractual term is 10 years and shall vest and become exercisable between May 31, 2014 and October 21, 2017.